SIGNIFICANT ACCOUNTING POLICIES - Capital Advance receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
CA receivable, gross, beginning balance	$ 60,636	$ 16,909
CA extended to customers	265,592	171,126
Revenue earned but not collected	782	656
Revenue collected but not earned	(656)	(122)
CA collected from customers	(259,134)	(128,003)
Exchange rate adjustments	970	170
Charge-offs, net of recoveries	(508)	(100)
CA receivable, gross, ending balance	67,682	60,636
Allowance for CA losses	(1,587)	(900)	$ (1,593)	$ (1,080)
CA receivable, net, ending balance	$ 66,095	$ 59,736	$ 72,032	$ 32,410